SCHEDULE II Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2013
SCHEDULE II Valuation and Qualifying Accounts
SCHEDULE II Valuation and Qualifying Accounts

SCHEDULE II
Alphabet Holding Company, Inc. and Subsidiary
Valuation and Qualifying Accounts

Column A	Column B	Column C		Column D		Column E
		Additions
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions		Balance at end of period
Fiscal year ended September 30, 2013:
Inventory reserves	$19,712	$2,041	$—	$—		$21,753
Allowance for doubtful accounts	$5,244	$(2,588)	$—	$(184	)(a)	$2,472
Promotional program incentive allowance	$71,845	$329,683	$—	$(318,701)		$82,827
Allowance for sales returns	$10,360	$31,087	$—	$(27,898	)(b)	$13,549
Valuation allowance for deferred tax assets	$14,867	$829	$—	$(1,580)		$14,116
Fiscal year ended September 30, 2012:
Inventory reserves	$22,364	$(2,652)	$—	$—		$19,712
Allowance for doubtful accounts	$5,376	$297	$—	$(429	)(a)	$5,244
Promotional program incentive allowance	$74,593	$307,371	$—	$(310,119)		$71,845
Allowance for sales returns	$10,793	$28,333	$—	$(28,766	)(b)	$10,360
Valuation allowance for deferred tax assets	$15,404	$1,240	$—	$(1,777)		$14,867
Fiscal year ended September 30, 2011:
Inventory reserves	$—	$22,364	$—	$—		$22,364
Allowance for doubtful accounts	$—	$5,376	$—	$—		$5,376
Promotional program incentive allowance	$56,968	$292,298	$—	$(274,673)		$74,593
Allowance for sales returns	$9,457	$27,562	$—	$(26,226	)(b)	$10,793
Valuation allowance for deferred tax assets	$14,618	$1,105	$—	$(319)		$15,404
(a)
Uncollectible accounts written off.

(b)
Represents actual product returns.